Exhibit 99.1

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	March 2007
Distribution Date:	April 20, 2007
Number of Days in Distribution Period:	30

Section I. Original Deal Parameters

A.	Original Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	9,027	160,376,481.86	8.73%	70.25	64.47	5.78
ii. Non-Prime Loans	9,959	183,565,480.10	12.02%	70.08	64.82	5.26
iii. Sub-Prime Loans	716	11,058,038.22	16.59%	66.01	61.72	4.29
iv. Pre-funding Account		0.00
v. Total Loans	19,702	355,000,000.18	10.68%	70.03	64.57	5.46

B.	Bonds Issued

	Original Principal Balance	Coupon	Legal Final Maturity	CUSIP
i. Class A-1 Notes	65,000,000.00	5.36%	October 22, 2007	35242W AA 1
ii. Class A-2 Notes	96,000,000.00	5.20%	October 20, 2009	35242W AB 9
iii. Class A-3 Notes	93,000,000.00	5.04%	January 20, 2011	35242W AC 7
iv. Class A-4 Notes	61,950,000.00	5.03%	July 21, 2014	35242W AD 5
v. Class B Notes	22,187,000.00	5.14%	July 21, 2014	35242W AE 3
vi. Class C Notes	16,863,000.00	5.41%	July 21, 2014	35242W AF 0

C.	Spread Account

i. Initial Cash Deposit	0.00
ii. Spread Account Floor Amount	1,775,000.00
iii. Specified Spread Account Amount	5.25%	of Outstanding Pool Balance
iv. Maximum Spread Account Amount	10.00%	of Outstanding Pool Balance
v. Initial Letter of Credit Commitment	12,425,000.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	March 2007
Distribution Date:	April 20, 2007
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

A.	Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	7,892	130,599,136.51	8.74%	70.59	59.88	10.71
ii. Non-Prime Loans	8,801	152,335,974.91	11.99%	70.25	59.99	10.26
iii. Sub-Prime Loans	617	8,982,615.48	16.46%	66.34	56.80	9.54
iv. Pre-funding Account		0.00
v. Total Loans	17,310	291,917,726.90	10.67%	70.28	59.85	10.43

B.	Bonds Outstanding

	Principal Balance	Unpaid Interest Shortfall Amount
i. Class A-1 Notes	1,917,726.90	0.00
ii. Class A-2 Notes	96,000,000.00	0.00
iii. Class A-3 Notes	93,000,000.00	0.00
iv. Class A-4 Notes	61,950,000.00	0.00
v. Class B Notes	22,187,000.00	0.00
vi. Class C Notes	16,863,000.00	0.00

C.	Spread Account

i. Spread Account Cash Balance	4,336,389.42
ii. Letter of Credit Commitment	12,425,000.00

D.	Shortfall Amounts

i. Base Servicing Fee Shortfall	0.00
ii. Letter of Credit Commitment Fee Shortfall	0.00
iii. Additional Servicing Fee Shortfall	0.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	March 2007
Distribution Date:	April 20, 2007
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

E.	Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	450,747.71	205,428.68	27,188.47	108,952.43	247,632.13	222,555.86
ii. Non-Prime Loans	1,908,623.64	821,488.97	433,886.18	217,260.89	639,084.57	914,484.64
iii. Sub-Prime Loans	357,556.88	32,881.81	56,456.59	35,653.43	42,484.47	124,474.86
iv. Total Loans	2,716,928.23	1,059,799.46	517,531.24	361,866.75	929,201.17	1,261,515.36

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	28	12	3	5	14	9
ii. Non-Prime Loans	122	45	26	12	37	47
iii. Sub-Prime Loans	21	2	4	2	3	7
iv. Total Loans	171	59	33	19	54	63

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Previous Balance
i. Prime Loans	0.35%	0.16%	0.02%	0.08%	0.19%	0.17%
ii. Non-Prime Loans	1.25%	0.54%	0.28%	0.14%	0.42%	0.60%
iii. Sub-Prime Loans	3.98%	0.37%	0.63%	0.40%	0.47%	1.39%
iv. Total Loans	0.93%	0.36%	0.18%	0.12%	0.32%	0.43%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Previous Number
i. Prime Loans	0.35%	0.15%	0.04%	0.06%	0.18%	0.11%
ii. Non-Prime Loans	1.39%	0.51%	0.30%	0.14%	0.42%	0.53%
iii. Sub-Prime Loans	3.40%	0.32%	0.65%	0.32%	0.49%	1.13%
iv. Total Loans	0.99%	0.34%	0.19%	0.11%	0.31%	0.36%

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	March 2007
Distribution Date:	April 20, 2007
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status

A.	Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	7,660	125,612,740.10	8.73%	70.64	59.00	11.64
ii. Non-Prime Loans	8,557	146,786,239.30	11.98%	70.30	59.09	11.21
iii. Sub-Prime Loans	592	8,573,751.20	16.40%	66.40	55.89	10.51
iv. Pre-funding Account		0.00
v. Total Loans	16,809	280,972,730.60	10.66%	70.33	58.95	11.38

B. Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	402,065.44	112,830.55	76,915.86	61,729.90	125,771.81	190,488.53
ii. Non-Prime Loans	2,133,386.22	720,218.91	536,990.40	176,515.13	747,867.92	757,027.53
iii. Sub-Prime Loans	221,212.94	92,848.92	32,881.81	0.00	38,477.42	101,172.68
iv. Total Loans	2,756,664.60	925,898.38	646,788.07	238,245.03	912,117.15	1,048,688.74

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	26	7	5	4	8	10
ii. Non-Prime Loans	122	42	27	10	38	46
iii. Sub-Prime Loans	17	6	2	0	3	5
iv. Total Loans	165	55	34	14	49	61

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Current Balance
i. Prime Loans	0.32%	0.09%	0.06%	0.05%	0.10%	0.15%
ii. Non-Prime Loans	1.45%	0.49%	0.37%	0.12%	0.51%	0.52%
iii. Sub-Prime Loans	2.58%	1.08%	0.38%	0.00%	0.45%	1.18%
iv. Total Loans	0.98%	0.33%	0.23%	0.08%	0.32%	0.37%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Current Number
i. Prime Loans	0.34%	0.09%	0.07%	0.05%	0.10%	0.13%
ii. Non-Prime Loans	1.43%	0.49%	0.32%	0.12%	0.44%	0.54%
iii. Sub-Prime Loans	2.87%	1.01%	0.34%	0.00%	0.51%	0.84%
iv. Total Loans	0.98%	0.33%	0.20%	0.08%	0.29%	0.36%

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	March 2007
Distribution Date:	April 20, 2007
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status

C.	Collections

i. Simple Interest Contracts
a. Interest Collections	2,744,237.90
b. Principal Collections	9,896,307.56
ii. Net Liquidation Proceeds	491,420.51
iii. Post Disposition Recoveries	63,677.44
iv. Repurchase Amounts
a. Interest	0.00
b. Principal	0.00

D.	Pre-funding Account

i. Beginning Balance	0.00
ii. Withdrawal from Pre-funding Account During Current Collection Period	0.00
iii. Ending Balance	0.00

E.	Total Available

i. Total Interest Collections	2,744,237.90
ii. Total Principal Collections	10,387,728.07
iii. Collected Funds	13,131,965.97
iv. Reinvestment Income Collected in Spread Account	19,020.08

F.	Month End Pool Balance

i. Beginning Pool Balance	291,917,726.90
ii. Principal Collections	10,387,728.07
iii. Realized and Cram-Down Losses	557,268.23
iv. Month End Pool Balance	280,972,730.60

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	March 2007
Distribution Date:	April 20, 2007
Number of Days in Distribution Period:	30

Section IV. Distribution Calculations

A.	Servicing Fee

i. Servicing Fee Rate
a. Prime Receivable @ 1%	108,832.61
b. Non-prime Receivables @1.5%	190,419.97
c. Sub-prime Receivables @ 2%	14,971.03
d. Total Servicing Fee	314,223.61
e. Total Receivables @ 1.25%	304,080.97
ii. Base Servicing Fee (Less of id and ie)	304,080.97
iii. Previous Base Servicing Fee Shortfall	0.00
iv. Additional Servicing Fee	10,142.64
v. Previous Additional Servicing Fee Shortfall	0.00
vi. Total Additional Servicing Fee	10,142.64
vii. Supplemental Servicing Fee	93,304.94
viii. Total Supplemental Servicing Fee	93,304.94

B.	Letter of Credit Commitment Fee

i. Letter of Credit Commitment Fee	0.250%
ii. Base Letter of Credit Commitment Fee	2,674.83
iii. Previous Letter of Credit Commitment Fee Shortfall	0.00
iv. Total Letter of Credit Commitment Fee Due	2,674.83

C.	Bond Interest

	Bond Interest Rate	Number of Days In Period	Current Interest	Previous Interest Shortfall	Accrued Interest on Interest Shortfall	Total Bond Interest Due
i. Class A-1 Notes	5.36%	31	8,851.38	0.00	0.00	8,851.38
ii. Class A-2 Notes	5.20%	30	416,000.00	0.00	0.00	416,000.00
iii. Class A-3 Notes	5.04%	30	390,600.00	0.00	0.00	390,600.00
iv. Class A-4 Notes	5.03%	30	259,673.75	0.00	0.00	259,673.75
v. Class B Notes	5.14%	30	95,034.32	0.00	0.00	95,034.32
vi. Class C Notes	5.41%	30	76,024.03	0.00	0.00	76,024.03
v. Total	5.12%	30	1,246,183.48	0.00	0.00	1,246,183.48

D.	Bond Principal

i. Beginning Note Balance	291,917,726.90
ii. Current Pool Balance	280,972,730.60
iii. Principal Distributable Amount	10,944,996.30

E. Total Required Distributions	12,497,935.58
F. Total Available Funds	13,195,643.41
G. Required Distribution Shortfall	0.00
H. Cash Available in Spread Account	4,355,409.50
I. Reserve Account Draw	0.00
J. Letter of Credit Commitment	12,425,000.00
K. Letter of Credit Required Payment Amount	0.00
L. Total Cash Available for Distributions	13,195,643.41

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	March 2007
Distribution Date:	April 20, 2007
Number of Days in Distribution Period:	30

Section V. Waterfall for Distributions

A. Total Available Funds	13,195,643.41

	Amount Due	Amount Paid	Shortfall	Remaining Amount Available for Distribution
B. Servicing Fee	304,080.97	304,080.97	0.00	12,891,562.44
C. Letter of Credit Commitment Fee	2,674.83	2,674.83	0.00	12,888,887.61
D. Class A Note Interest	1,075,125.13	1,075,125.13	0.00	11,813,762.48
E. Class A Principal Distributable Amount	10,944,996.30	10,944,996.30	0.00	868,766.18
F. Class B Note Interest	95,034.32	95,034.32	0.00	773,731.86
G. Class B Principal Distributable Amount	0.00	0.00	0.00	773,731.86
H. Class C Note Interest	76,024.03	76,024.03	0.00	697,707.83
I. Class C Principal Distributable Amount	0.00	0.00	0.00	697,707.83
J. Spread Account	0.00	0.00	0.00	697,707.83
K. Payment of Additional Servicing Fee	10,142.64	10,142.64	0.00	687,565.19
L. Outstanding Letter of Credit Fees	0.00	0.00	0.00	687,565.19
M. Outstanding Indenture Trustee and/or Owner Trustee Fees	0.00	0.00	0.00	687,565.19
N. Deposit to Holders of Certificates	687,565.19	687,565.19	0.00	0.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	March 2007
Distribution Date:	April 20, 2007
Number of Days in Distribution Period:	30

Section VI. Bond Reconciliation

	Beginning Balance	Principal Paid	Ending Balance	Interest Due	Interest Paid	Interest Shortfall
A. Class A-1 Notes	1,917,726.90	1,917,726.90	0.00	8,851.38	8,851.38	0.00
B. Class A-2 Notes	96,000,000.00	9,027,269.40	86,972,730.60	416,000.00	416,000.00	0.00
C. Class A-3 Notes	93,000,000.00	0.00	93,000,000.00	390,600.00	390,600.00	0.00
D. Class A-4 Notes	61,950,000.00	0.00	61,950,000.00	259,673.75	259,673.75	0.00
D. Class B Notes	22,187,000.00	0.00	22,187,000.00	95,034.32	95,034.32	0.00
D. Class C Notes	16,863,000.00	0.00	16,863,000.00	76,024.03	76,024.03	0.00
E. Total	291,917,726.90	10,944,996.30	280,972,730.60	1,246,183.48	1,246,183.48	0.00

Section VII. Cumulative Net Loss Trigger Event

A. Cumulative Net Loss Calculation as of current distribution date	0.66%
B. Cumulative Net Loss Calculation as of previous distribution date	0.52%
C. Has Cumulative Net Loss Trigger Event Occurred and Is It Continuing?	No

Section VIII. Spread Account and Letter of Credit Reconciliation

A.	Required Spread Account Parameters:

i. Spread Account Floor Amount	1,775,000.00
ii. Spread Account Specified Amount	14,751,068.36
iii. Spread Account Maximum Amount	28,097,273.06
iv. Spread Account Required Amount	2,326,068.36

B.	Allocations, Deposits and Reductions of the Spread Account and the Letter of Credit Commitment

		Deposit of Cash in Spread Account	Change in Letter of Credit Commitment	Cash on Deposit in Spread Account	Letter of Credit Commitment
i.	Beginning Balance			4,355,409.50	12,425,000.00
ii.	Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (i-iv or vi)	0.00	0.00	4,355,409.50	12,425,000.00
iii.	Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (v)	0.00	0.00	4,355,409.50	12,425,000.00
iv.	Deposit to Spread Account from Waterfall	0.00	0.00	4,355,409.50	12,425,000.00
v.	Release from Spread Account when Net Yield Trigger Event Has Not Occurred or Has Been Deemed Cured	-2,029,341.14	0.00	2,326,068.36	12,425,000.00
vi.	Release from Spread Account when Net Yield Trigger Event Has Occurred and Has Not Been Deemed Cured	0.00	0.00	2,326,068.36	12,425,000.00
vii.	Reduction of Letter of Credit Commitment when Net Yield Trigger Event Not Occurred or Deemed Cured	0.00	0.00	2,326,068.36	12,425,000.00
viii.	Reduction of Letter of Credit Commitment when Net Yield Trigger Event Has Occurred and Not Deemed Cured	0.00	0.00	2,326,068.36	12,425,000.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	March 2007
Distribution Date:	April 20, 2007
Number of Days in Distribution Period:	30

Section IX. Extensions, Deferrals and Modifications

A. Number of extensions or deferrals during the current collection period	209
B. Balance of loans extended during the current collection period	$3,885,304.56
C. Number of modifications during the current collection period	1
D. Balance of modified contracts during the current collection period	$12,064.42

Section X. Historical Portfolio Performance

	Previous Period Cumulative Charge Offs	Current Period Charge-Offs	Previous Period Cumulative Losses	Current Period Losses	Current Period Prepayment Speed
i. Prime Loans	821,915.42	190,488.53	374,075.88	58,040.59	1.9446%
ii. Non-Prime Loans	2,594,262.39	757,027.53	1,308,501.65	384,768.91	1.9209%
iii. Sub-Prime Loans	374,725.67	101,172.68	178,054.67	50,781.29	2.5144%
iv. Total Loans	3,790,903.48	1,048,688.74	1,860,632.20	493,590.79	1.9514%

/s/ Harold E. Miller, Jr.	/s/ Tonya B. Roemer
Harold E. Miller, Jr.	Tonya B. Roemer
President, C.E.O	Senior Vice President of Finance and Accounting